Performance Management	Jan. 28, 2026
LARGE CAP FUND - Class F Prospectus | SIMT Large Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 20.21% (06/30/2020) Worst Quarter: -24.00% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 20.21% (06/30/2020) Worst Quarter: -24.00% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(24.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Large Cap Fund — Class F	1 Year	5 Years	10 Years	Since Inception (9/30/2009)
Return Before Taxes	17.59%	12.07%	12.17%	12.13%
Return After Taxes on Distributions	12.61%	8.72%	9.61%	9.77%
Return After Taxes on Distributions and Sale of Fund Shares	13.80%	9.06%	9.45%	9.61%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.29%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	14.59%	14.18%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
LARGE CAP VALUE FUND - Class F Prospectus | SIMT LARGE CAP VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 16.67% (12/31/2020) Worst Quarter: -29.98% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 16.67% (12/31/2020) Worst Quarter: -29.98% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	16.67%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(29.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Large Cap Value Fund — Class F	1 Year	5 Years	10 Years	Since Inception* (10/3/1994)
Return Before Taxes	18.92%	12.07%	9.92%	10.69%
Return After Taxes on Distributions	15.20%	9.78%	8.20%	7.57%
Return After Taxes on Distributions and Sale of Fund Shares	13.79%	9.31%	7.77%	7.35%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	11.05%
Russell 1000 Value Index Return (reflects no deduction for fees, expenses or taxes)	15.91%	11.33%	10.53%	9.89%

* The Fund's actual inception date is April 20, 1987. Between April 20, 1987 and October 3, 1994, the Fund was advised by a different investment adviser. Accordingly, performance shown in the chart above is from October 3, 1994.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
LARGE CAP GROWTH FUND - Class F Prospectus | SIMT LARGE CAP GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 27.17% (06/30/2020) Worst Quarter: -20.21% (06/30/2022)

Bar Chart Closing [Text Block]
Best Quarter: 27.17% (06/30/2020) Worst Quarter: -20.21% (06/30/2022)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	27.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.21%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Large Cap Growth Fund — Class F	1 Year	5 Years	10 Years	Since Inception (12/20/1994)
Return Before Taxes	18.22%	14.24%	15.94%	10.51%
Return After Taxes on Distributions	12.31%	10.15%	12.88%	9.07%
Return After Taxes on Distributions and Sale of Fund Shares	14.00%	10.51%	12.53%	8.84%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	11.14%
Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)	18.56%	15.32%	18.13%	11.80%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
LARGE CAP INDEX FUND - Class F Prospectus | SIMT Large Cap Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past seven calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past seven calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 21.66% (06/30/2020) Worst Quarter: -20.21% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 21.66% (06/30/2020) Worst Quarter: -20.21% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Large Cap Index Fund	1 Year	5 Years	Since Inception (1/31/2018)
Return Before Taxes	17.04%	13.29%	13.12%
Return After Taxes on Distributions	15.50%	12.53%	12.46%
Return After Taxes on Distributions and Sale of Fund Shares	11.07%	10.55%	10.68%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	13.68%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	13.43%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
TAX-MANAGED LARGE CAP FUND - Class F Prospectus | SIMT TAX-MANAGED LARGE CAP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 18.45% (06/30/2020) Worst Quarter: -21.71% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 18.45% (06/30/2020) Worst Quarter: -21.71% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.71%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Tax-Managed Large Cap Fund — Class F	1 Year	5 Years	10 Years	Since Inception (3/5/1998)
Return Before Taxes	16.94%	11.87%	11.96%	7.39%
Return After Taxes on Distributions	16.50%	10.50%	10.86%	6.88%
Return After Taxes on Distributions and Sale of Fund Shares	10.32%	9.22%	9.67%	6.28%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	8.98%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	14.59%	9.06%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
S&P 500 INDEX FUND - Class F Prospectus | SIMT S&P 500 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 20.47% (06/30/2020) Worst Quarter: -19.67% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 20.47% (06/30/2020) Worst Quarter: -19.67% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
S&P 500 Index Fund — Class F*	1 Year	5 Years	10 Years	Since Inception (2/28/1996)
Return Before Taxes	17.57%	14.13%	14.49%	9.83%
Return After Taxes on Distributions	15.19%	11.89%	12.77%	8.81%
Return After Taxes on Distributions and Sale of Fund Shares	11.99%	10.90%	11.71%	8.34%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	10.22%

* The Fund is the successor to SEI Index Funds' S&P 500 Index Fund (the Predecessor Fund). The Fund commenced operations on September 17, 2007. Accordingly, for periods prior to September 17, 2007, performance information is based on the performance of the Predecessor Fund's Class A Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
SMALL CAP FUND - Class F Prospectus | SIMT Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes)

is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 28.44% (12/31/2020) Worst Quarter: -31.27% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 28.44% (12/31/2020) Worst Quarter: -31.27% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	28.44%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(31.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Small Cap Fund — Class F	1 Year	5 Years	10 Years	Since Inception (9/30/2009)
Return Before Taxes	10.06%	8.29%	8.76%	9.57%
Return After Taxes on Distributions	7.52%	5.57%	6.77%	7.49%
Return After Taxes on Distributions and Sale of Fund Shares	7.79%	5.94%	6.57%	7.32%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.29%
Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	9.62%	10.57%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
SMALL CAP VALUE FUND - Class F Prospectus | SIMT SMALL CAP VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 30.47% (12/31/2020) Worst Quarter: -39.12% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 30.47% (12/31/2020) Worst Quarter: -39.12% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	30.47%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(39.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Small Cap Value Fund — Class F	1 Year	5 Years	10 Years	Since Inception (12/20/1994)
Return Before Taxes	13.30%	10.04%	7.90%	9.21%
Return After Taxes on Distributions	10.96%	7.78%	6.19%	7.58%
Return After Taxes on Distributions and Sale of Fund Shares	9.44%	7.68%	6.06%	7.41%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	11.14%
Russell 2000 Value Index Return (reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	9.27%	9.86%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
SMALL CAP GROWTH FUND - Class F Prospectus | SIMT SMALL CAP GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 29.99% (06/30/2020) Worst Quarter: -31.51% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 29.99% (06/30/2020) Worst Quarter: -31.51% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	29.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(31.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Small Cap Growth Fund — Class F	1 Year	5 Years	10 Years	Since Inception (4/20/1992)
Return Before Taxes	4.45%	3.89%	8.22%	8.74%
Return After Taxes on Distributions	2.10%	1.67%	6.56%	7.34%
Return After Taxes on Distributions and Sale of Fund Shares	4.32%	2.58%	6.28%	7.05%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	10.83%
Russell 2000 Growth Index Return (reflects no deduction for fees, expenses or taxes)	13.01%	3.18%	9.57%	8.07%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
TAX-MANAGED SMALL/MID CAP FUND - Class F Prospectus | SIMT TAX-MANAGED SMALL/MID CAP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 24.52% (12/31/2020) Worst Quarter: -30.74% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 24.52% (12/31/2020) Worst Quarter: -30.74% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	24.52%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(30.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Tax-Managed Small/Mid Cap Fund — Class F	1 Year	5 Years	10 Years	Since Inception (10/31/2000)
Return Before Taxes	8.70%	7.44%	8.25%	7.07%
Return After Taxes on Distributions	7.60%	5.66%	7.01%	6.33%
Return After Taxes on Distributions and Sale of Fund Shares	5.93%	5.73%	6.56%	5.93%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	8.43%
Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)	11.91%	7.26%	10.40%	8.89%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
MID-CAP FUND - Class F Prospectus | SIMT MID CAP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 24.31% (06/30/2020) Worst Quarter: -30.47% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 24.31% (06/30/2020) Worst Quarter: -30.47% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	24.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(30.47%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Mid-Cap Fund — Class F	1 Year	5 Years	10 Years	Since Inception (2/16/1993)
Return Before Taxes	9.96%	9.84%	9.95%	9.85%
Return After Taxes on Distributions	5.09%	7.19%	7.84%	8.07%
Return After Taxes on Distributions and Sale of Fund Shares	9.27%	7.31%	7.56%	7.87%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	10.84%
Russell Midcap Index Return (reflects no deduction for fees, expenses or taxes)	10.60%	8.67%	11.01%	10.91%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | SIMT US MANAGED VOLATILITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 13.36% (12/31/2022) Worst Quarter: -23.18% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 13.36% (12/31/2022) Worst Quarter: -23.18% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	13.36%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the S&P 500 Index (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
U.S. Managed Volatility Fund — Class F	1 Year	5 Years	10 Years	Since Inception (10/28/2004)
Return Before Taxes	10.45%	9.42%	9.00%	8.77%
Return After Taxes on Distributions	6.38%	5.62%	6.27%	6.95%
Return After Taxes on Distributions and Sale of Fund Shares	8.72%	6.78%	6.71%	6.98%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	11.00%
MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)	7.31%	8.01%	9.92%	8.98%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	10.88%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 10.68% (06/30/2020) Worst Quarter: -19.29% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 10.68% (06/30/2020) Worst Quarter: -19.29% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the MSCI All Country World ex-USA Index (Net) (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Global Managed Volatility Fund — Class F	1 Year	5 Years	10 Years	Since Inception (7/27/2006)
Return Before Taxes	13.44%	8.48%	7.48%	5.97%
Return After Taxes on Distributions	11.24%	6.17%	5.53%	4.45%
Return After Taxes on Distributions and Sale of Fund Shares	9.52%	6.27%	5.56%	4.43%
MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)	32.39%	7.91%	8.41%	5.29%
MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)	10.54%	6.29%	7.80%	7.02%
MSCI World Index Return (Net) (reflects no deduction for fees or expenses)	21.09%	12.15%	12.17%	8.46%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Tax-Managed Managed Volatility Fund - Class F Prospectus | SIMT Tax-Managed Managed Volatility Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 11.90% (06/30/2020) Worst Quarter: -20.36% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 11.90% (06/30/2020) Worst Quarter: -20.36% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the S&P 500 Index (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Tax-Managed Managed Volatility Fund — Class F	1 Year	5 Years	10 Years	Since Inception (12/20/2007)
Return Before Taxes	11.02%	10.98%	10.22%	9.35%
Return After Taxes on Distributions	5.65%	7.61%	8.05%	7.75%
Return After Taxes on Distributions and Sale of Fund Shares	10.35%	8.41%	8.08%	7.61%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	11.06%
MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)	7.31%	8.01%	9.92%	8.87%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	10.83%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Tax-Managed International Managed Volatility Fund - Class F Prospectus | SIMT Tax-Managed International Managed Volatility Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 14.33% (12/31/2022) Worst Quarter: -20.38% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 14.33% (12/31/2022) Worst Quarter: -20.38% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	14.33%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the MSCI All Country World ex-USA Index (Net) (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Tax-Managed International Managed Volatility Fund — Class F	1 Year	5 Years	Since Inception (10/17/2016)
Return Before Taxes	29.70%	8.08%	6.28%
Return After Taxes on Distributions	29.08%	7.31%	5.70%
Return After Taxes on Distributions and Sale of Fund Shares	18.45%	6.29%	5.02%
MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)	32.39%	7.91%	8.75%
MSCI EAFE Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)	25.79%	6.20%	6.39%
MSCI EAFE Index Return (Net) (reflects no deduction for fees or expenses)	31.22%	8.92%	9.03%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Phone [Text]	1-800-DIAL-SEI
REAL ESTATE FUND - Class F Prospectus | SIMT REAL ESTATE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 16.80% (12/31/2023) Worst Quarter: -22.77% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 16.80% (12/31/2023) Worst Quarter: -22.77% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	16.80%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Real Estate Fund — Class F	1 Year	5 Years	10 Years	Since Inception (11/13/2003)
Return Before Taxes	1.88%	6.86%	5.92%	7.89%
Return After Taxes on Distributions^	-1.11%	4.84%	3.44%	6.07%
Return After Taxes on Distributions and Sale of Fund Shares^	2.58%	4.80%	3.89%	5.96%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	10.89%
Wilshire U.S. Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)	3.47%	7.04%	5.74%	8.10%

^ After tax figures are based on estimated amounts for the periods ended December 31, 2025.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
CORE FIXED INCOME FUND - Class F Prospectus | SIMT CORE FIXED INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 7.29% (12/31/2023) Worst Quarter: -6.81% (03/31/2022)

Bar Chart Closing [Text Block]
Best Quarter: 7.29% (12/31/2023) Worst Quarter: -6.81% (03/31/2022)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.81%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Core Fixed Income Fund — Class F	1 Year	5 Years	10 Years	Since Inception (5/1/1987)
Return Before Taxes	7.04%	-0.94%	1.99%	5.21%
Return After Taxes on Distributions	5.50%	-2.14%	0.58%	3.26%
Return After Taxes on Distributions and Sale of Fund Shares	4.15%	-1.22%	0.93%	3.30%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	5.38%^

^ The benchmark's "Since Inception" return period begins 4/30/1987 due to the index provider calculating only month-end data points at that time.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
HIGH YIELD BOND FUND - Class F Prospectus | SIMT HIGH YIELD BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes)

is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 8.92% (06/30/2020) Worst Quarter: -15.60% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 8.92% (06/30/2020) Worst Quarter: -15.60% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.92%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
High Yield Bond Fund — Class F	1 Year	5 Years	10 Years	Since Inception (1/11/1995)
Return Before Taxes	7.54%	5.09%	6.51%	6.72%
Return After Taxes on Distributions	3.85%	1.22%	3.00%	3.29%
Return After Taxes on Distributions and Sale of Fund Shares	4.40%	2.14%	3.42%	3.61%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	4.63%
ICE BofA U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)	8.50%	4.50%	6.44%	N/A†

† The ICE BofA U.S. High Yield Constrained Index Return for the "Since Inception" period is not provided because returns for the index are not available prior to 1996.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
CONSERVATIVE INCOME FUND - Class F Prospectus | SIMT Conservative Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 1.40% (09/30/2024) Worst Quarter: -0.09% (03/31/2022)

Bar Chart Closing [Text Block]
Best Quarter: 1.40% (09/30/2024) Worst Quarter: -0.09% (03/31/2022)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.40%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(0.09%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Conservative Income Fund — Class F	1 Year	5 Years	Since Inception (4/22/2016)
Return Before Taxes	4.23%	3.19%	2.24%
Return After Taxes on Distributions	2.48%	1.88%	1.32%
Return After Taxes on Distributions and Sale of Fund Shares	2.48%	1.88%	1.32%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	4.18%	3.17%	2.24%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

Although the Fund's performance is benchmarked against the return of the ICE BofA U.S. 3-Month Treasury Bill Index, an investment in the Fund may differ from an investment in U.S. Treasury bills. Among other things, Treasury bills are backed by the full faith and credit of the U.S. Government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund. Further, an investment in the Fund may potentially be more volatile than an investment in Treasury bills because of the breadth and types of securities and other instruments in which the Fund may invest.

Performance Availability Phone [Text]	1-800-DIAL-SEI
TAX-FREE CONSERVATIVE INCOME FUND - Class F Prospectus | SIMT Tax-Free Conservative Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 0.88% (09/30/2024) Worst Quarter: 0.00% (03/31/2021)

Bar Chart Closing [Text Block]	Best Quarter: 0.88% (09/30/2024) Worst Quarter: 0.00% (03/31/2021)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	0.88%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Tax-Free Conservative Income Fund — Class F	1 Year	5 Years	Since Inception (4/22/2016)
Return Before Taxes	2.61%	1.95%	1.38%
Return After Taxes on Distributions	2.60%	1.94%	1.37%
Return After Taxes on Distributions and Sale of Fund Shares	2.60%	1.94%	1.37%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	4.18%	3.17%	2.24%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

Although the Fund's performance is benchmarked against the return of the ICE BofA U.S. 3-Month Treasury Bill Index, an investment in the Fund may differ from an investment in U.S. Treasury bills. Among other things, Treasury bills are backed by the full faith and credit of the U.S. Government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund. Further, an investment in the Fund may potentially be more volatile than an investment in Treasury bills because of the breadth and types of securities and other instruments in which the Fund may invest.

Performance Availability Phone [Text]	1-800-DIAL-SEI
REAL RETURN FUND - Class F Prospectus | SIMT Real Return Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 3.35% (03/31/2025) Worst Quarter: -3.25% (09/30/2022)

Bar Chart Closing [Text Block]	Best Quarter: 3.35% (03/31/2025) Worst Quarter: -3.25% (09/30/2022)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.35%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(3.25%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Real Return Fund — Class F	1 Year	5 Years	10 Years	Since Inception (7/2/2009)
Return Before Taxes	6.04%	2.88%	2.69%	2.22%
Return After Taxes on Distributions	4.24%	1.06%	1.53%	1.28%
Return After Taxes on Distributions and Sale of Fund Shares	3.56%	1.40%	1.56%	1.32%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	2.81%
Bloomberg 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)	6.55%	3.32%	3.16%	2.67%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | SIMT Dynamic Asset Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 20.97% (06/30/2020) Worst Quarter: -19.16% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 20.97% (06/30/2020) Worst Quarter: -19.16% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Dynamic Asset Allocation Fund — Class F	1 Year	5 Years	10 Years	Since Inception (7/30/2015)
Return Before Taxes	18.81%	14.33%	13.71%	12.79%
Return After Taxes on Distributions	13.45%	10.85%	11.51%	10.68%
Return After Taxes on Distributions and Sale of Fund Shares	14.12%	10.67%	10.84%	10.07%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	13.93%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
MULTI-STRATEGY ALTERNATIVE FUND - Class F Prospectus | SIMT Multi-Strategy Alternative Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 7.23% (12/31/2020) Worst Quarter: -6.44% (06/30/2022)

Bar Chart Closing [Text Block]
Best Quarter: 7.23% (12/31/2020) Worst Quarter: -6.44% (06/30/2022)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.23%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.44%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Multi-Strategy Alternative Fund — Class F	1 Year	5 Years	10 Years	Since Inception (3/31/2010)
Return Before Taxes	10.62%	4.01%	4.20%	2.80%
Return After Taxes on Distributions	8.51%	2.04%	2.83%	1.75%
Return After Taxes on Distributions and Sale of Fund Shares	6.36%	2.21%	2.69%	1.74%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	2.60%
ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	4.18%	3.17%	2.18%	1.41%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

Although the Fund's performance is benchmarked against the return of the ICE BofA U.S. 3-Month Treasury Bill Index, an investment in the Fund is substantially different from an investment in U.S. Treasury bills. Among other things, Treasury bills are backed by the full faith and credit of the U.S. Government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund. Further, an investment in the Fund is expected to be substantially more volatile than an investment in Treasury bills because of the breadth and types of securities and other instruments in which the Fund may invest.

Performance Availability Phone [Text]	1-800-DIAL-SEI
LARGE CAP FUND - Class I Prospectus | SIMT Large Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	As of January 31, 2026, Class I Shares of the Fund had not commenced operations and did not have a performance history.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	For periods prior to December 31, 2025, the performance of the Fund's Class F Shares has been used. Returns for Class I Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class I Shares have higher total annual fund operating expenses than Class F Shares.
Bar Chart [Table]
Best Quarter: 20.21% (06/30/2020)
Worst Quarter: -24.00% (03/31/2020)
As of January 31, 2026, Class I Shares of the Fund had not commenced operations and did not have a performance history. For full calendar years through December 31, 2025, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class I Shares would have been invested in the same portfolio of securities, returns for Class I Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that the classes do not have the same total annual fund operating expenses.

Bar Chart Closing [Text Block]
Best Quarter: 20.21% (06/30/2020)
Worst Quarter: -24.00% (03/31/2020)
As of January 31, 2026, Class I Shares of the Fund had not commenced operations and did not have a performance history. For full calendar years through December 31, 2025, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class I Shares would have been invested in the same portfolio of securities, returns for Class I Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that the classes do not have the same total annual fund operating expenses.

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(24.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Large Cap Fund*	1 Year	5 Years	10 Years	Since Inception (9/30/2009)
Return Before Taxes	17.59%	12.07%	12.17%	12.13%
Return After Taxes on Distributions	12.61%	8.72%	9.61%	9.77%
Return After Taxes on Distributions and Sale of Fund Shares	13.80%	9.06%	9.45%	9.61%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.29%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	14.59%	14.18%

* As of January 31, 2026, Class I Shares of the Fund had not commenced operations and did not have a performance history. For periods prior to December 31, 2025, the performance of the Fund's Class F Shares has been used. Returns for Class I Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class I Shares have higher total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
LARGE CAP VALUE FUND - Class I Prospectus | SIMT LARGE CAP VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 16.63% (12/31/2020) Worst Quarter: -30.02% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 16.63% (12/31/2020) Worst Quarter: -30.02% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	16.63%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(30.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Large Cap Value Fund*	1 Year	5 Years	10 Years	Since Inception (10/3/1994)
Return Before Taxes	18.64%	11.82%	9.68%	8.75%
Return After Taxes on Distributions	15.01%	9.61%	8.02%	7.34%
Return After Taxes on Distributions and Sale of Fund Shares	13.56%	9.12%	7.59%	7.12%
Large Cap Value Fund*	1 Year	5 Years	10 Years	Since Inception (10/3/1994)
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	11.05%
Russell 1000 Value Index Return (reflects no deduction for fees, expenses or taxes)	15.91%	11.33%	10.53%	9.89%

* The Fund's Class I Shares commenced operations on August 6, 2001. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares. The Fund's actual inception date is April 20, 1987. Between April 20, 1987 and October 3, 1994, the Fund was advised by a different investment adviser. Accordingly, performance shown in the chart above is from October 3, 1994.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
LARGE CAP GROWTH FUND - Class I Prospectus | SIMT LARGE CAP GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 27.09% (06/30/2020) Worst Quarter: -20.24% (06/30/2022)

Bar Chart Closing [Text Block]	Best Quarter: 27.09% (06/30/2020) Worst Quarter: -20.24% (06/30/2022)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	27.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.24%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Large Cap Growth Fund*	1 Year	5 Years	10 Years	Since Inception (12/20/1994)
Return Before Taxes	17.97%	13.98%	15.69%	10.21%
Return After Taxes on Distributions	11.80%	9.74%	12.54%	8.75%
Return After Taxes on Distributions and Sale of Fund Shares	14.06%	10.29%	12.29%	8.56%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	11.14%
Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)	18.56%	15.32%	18.13%	11.80%

* The Fund's Class I Shares commenced operations on August 6, 2001. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
S&P 500 Index Fund - Class I Prospectus | SIMT S&P 500 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 20.37% (06/30/2020) Worst Quarter: -19.75% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 20.37% (06/30/2020) Worst Quarter: -19.75% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
S&P 500 Index Fund*	1 Year	5 Years	10 Years	Since Inception (2/28/1996)
Return Before Taxes	17.09%	13.67%	14.07%	9.50%
Return After Taxes on Distributions	14.86%	11.57%	12.47%	8.55%
Return After Taxes on Distributions and Sale of Fund Shares	11.63%	10.56%	11.39%	8.06%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	10.22%

* The Fund is the successor to SEI Index Funds' S&P 500 Index Fund (the Predecessor Fund). The Fund commenced operations on September 17, 2007. Accordingly, for periods prior to September 17, 2007, the performance information is based on the performance of the Predecessor Fund's Class A Shares (prior to June 28, 2002) and Class I Shares (between June 28, 2002 and September 16, 2007).

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
SMALL CAP FUND - Class I Prospectus | SIMT Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception, compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	As of January 31, 2026, Class I Shares of the Fund had not commenced operations and did not have a performance history.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	For periods prior to December 31, 2025, the performance of the Fund's Class F Shares has been used. Returns for Class I Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class I Shares have higher total annual fund operating expenses than Class F Shares.
Bar Chart [Table]
Best Quarter: 28.44% (12/31/2020)
Worst Quarter: -31.27% (03/31/2020)
As of January 31, 2026, Class I Shares of the Fund had not commenced operations and did not have a performance history. For full calendar years through December 31, 2025, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class I Shares would have been invested in the same portfolio of securities, returns for Class I Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that the classes do not have the same total annual fund operating expenses.

Bar Chart Closing [Text Block]

Best Quarter: 28.44% (12/31/2020)
Worst Quarter: -31.27% (03/31/2020)
As of January 31, 2026, Class I Shares of the Fund had not commenced operations and did not have a performance history. For full calendar years through December 31, 2025, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class I Shares would have been invested in the same portfolio of securities, returns for Class I Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that the classes do not have the same total annual fund operating expenses.

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	28.44%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(31.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Small Cap Fund*	1 Year	5 Years	10 Years	Since Inception (9/30/2009)
Return Before Taxes	10.06%	8.29%	8.76%	9.57%
Return After Taxes on Distributions	7.52%	5.57%	6.77%	7.49%
Return After Taxes on Distributions and Sale of Fund Shares	7.79%	5.94%	6.57%	7.32%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.29%
Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	9.62%	10.57%

* As of January 31, 2026, Class I Shares of the Fund had not commenced operations and did not have a performance history. For periods prior to December 31, 2025, the performance of the Fund's Class F Shares has been used. Returns for Class I Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class I Shares have higher total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
SMALL CAP VALUE FUND - Class I Prospectus | SIMT SMALL CAP VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 30.40% (12/31/2020) Worst Quarter: -39.17% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 30.40% (12/31/2020) Worst Quarter: -39.17% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	30.40%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(39.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Small Cap Value Fund*	1 Year	5 Years	10 Years	Since Inception (12/20/1994)
Return Before Taxes	13.04%	9.79%	7.66%	8.91%
Return After Taxes on Distributions	10.75%	7.57%	6.00%	7.33%
Return After Taxes on Distributions and Sale of Fund Shares	9.27%	7.49%	5.88%	7.16%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	11.14%
Russell 2000 Value Index Return (reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	9.27%	9.86%

* The Fund's Class I Shares commenced operations on February 11, 2002. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
SMALL CAP GROWTH FUND - Class I Prospectus | SIMT SMALL CAP GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 29.93% (06/30/2020) Worst Quarter: -31.55% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 29.93% (06/30/2020) Worst Quarter: -31.55% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	29.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(31.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Small Cap Growth Fund*	1 Year	5 Years	10 Years	Since Inception (4/20/1992)
Return Before Taxes	4.18%	3.63%	7.94%	8.43%
Return After Taxes on Distributions	1.63%	1.26%	6.19%	7.01%
Return After Taxes on Distributions and Sale of Fund Shares	4.31%	2.36%	6.03%	6.76%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	10.83%
Russell 2000 Growth Index Return (reflects no deduction for fees, expenses or taxes)	13.01%	3.18%	9.57%	8.07%

* The Fund's Class I Shares commenced operations on August 6, 2001. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
MID-CAP FUND - Class I Prospectus | SIMT MID CAP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 24.27% (06/30/2020) Worst Quarter: -30.53% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 24.27% (06/30/2020) Worst Quarter: -30.53% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	24.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(30.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Mid-Cap Fund*	1 Year	5 Years	10 Years	Since Inception (2/16/1993)
Return Before Taxes	9.78%	9.62%	9.71%	9.57%
Return After Taxes on Distributions	5.01%	7.03%	7.68%	7.80%
Return After Taxes on Distributions and Sale of Fund Shares	9.12%	7.14%	7.39%	7.61%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	10.84%
Russell Midcap Index Return (reflects no deduction for fees, expenses or taxes)	10.60%	8.67%	11.01%	10.91%

* The Fund's Class I Shares commenced operations on October 1, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | SIMT US MANAGED VOLATILITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 13.30% (12/31/2022) Worst Quarter: -23.24% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 13.30% (12/31/2022) Worst Quarter: -23.24% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	13.30%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.24%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the S&P 500 Index (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
U.S. Managed Volatility Fund*	1 Year	5 Years	10 Years	Since Inception (10/28/2004)
Return Before Taxes	10.45%	9.42%	9.00%	8.77%
Return After Taxes on Distributions	6.38%	5.62%	6.27%	6.95%
Return After Taxes on Distributions and Sale of Fund Shares	8.72%	6.78%	6.71%	6.98%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	11.00%
U.S. Managed Volatility Fund*	1 Year	5 Years	10 Years	Since Inception (10/28/2004)
MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)	7.31%	8.01%	9.92%	8.98%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	10.88%

* The Fund's Class I Shares are not currently in operation and therefore have no current performance history. Accordingly, the Fund's average annual total returns shown are those of the Class F Shares, which have not been adjusted to reflect the higher expenses of the Class I Shares (which would have lowered performance).

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 10.60% (06/30/2020) Worst Quarter: -19.29% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 10.60% (06/30/2020) Worst Quarter: -19.29% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the MSCI All Country World ex-USA Index (Net) (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Global Managed Volatility Fund*	1 Year	5 Years	10 Years	Since Inception (7/27/2006)
Return Before Taxes	11.34%	7.86%	7.03%	5.60%
Return After Taxes on Distributions	9.35%	5.59%	5.13%	4.10%
Return After Taxes on Distributions and Sale of Fund Shares	8.13%	5.80%	5.22%	4.13%
MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)	32.39%	7.91%	8.41%	5.29%
MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)	10.54%	6.29%	7.80%	7.02%
MSCI World Index Return (Net) (reflects no deduction for fees or expenses)	21.09%	12.15%	12.17%	8.46%

* The Fund's Class I Shares commenced operations on June 29, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Phone [Text]	1-800-DIAL-SEI
REAL ESTATE FUND - Class I Prospectus | SIMT REAL ESTATE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 16.74% (12/31/2023) Worst Quarter: -22.80% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 16.74% (12/31/2023) Worst Quarter: -22.80% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	16.74%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Real Estate Fund*	1 Year	5 Years	10 Years	Since Inception (11/13/2003)
Return Before Taxes	1.42%	6.58%	5.67%	7.63%
Return After Taxes on Distributions^	-1.41%	4.67%	3.28%	5.89%
Return After Taxes on Distributions and Sale of Fund Shares^	2.31%	4.63%	3.75%	5.79%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	10.89%
Wilshire U.S. Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)	3.47%	7.04%	5.74%	8.10%

* The Fund's Class I Shares commenced operations on October 1, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.

^ After tax figures are based on estimated amounts for the periods ended December 31, 2025.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
CORE FIXED INCOME FUND - Class I Prospectus | SIMT CORE FIXED INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 7.12% (12/31/2023) Worst Quarter: -6.78% (03/31/2022)

Bar Chart Closing [Text Block]	Best Quarter: 7.12% (12/31/2023) Worst Quarter: -6.78% (03/31/2022)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.12%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.78%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Core Fixed Income Fund*	1 Year	5 Years	10 Years	Since Inception (5/1/1987)
Return Before Taxes	6.70%	-1.16%	1.75%	4.85%
Return After Taxes on Distributions	5.26%	-2.28%	0.44%	2.97%
Return After Taxes on Distributions and Sale of Fund Shares	3.95%	-1.35%	0.79%	3.03%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	5.38%^

* The Fund's Class I Shares commenced operations on August 6, 2001. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.

^ The benchmark's "Since Inception" return period begins 4/30/1987 due to the index provider calculating only month-end data points at that time.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
HIGH YIELD BOND FUND - Class I Prospectus | SIMT HIGH YIELD BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes)

is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 8.78% (06/30/2020) Worst Quarter: -15.55% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 8.78% (06/30/2020) Worst Quarter: -15.55% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.78%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
High Yield Bond Fund*	1 Year	5 Years	10 Years	Since Inception (1/11/1995)
Return Before Taxes	7.05%	4.88%	6.26%	6.42%
Return After Taxes on Distributions	3.46%	1.05%	2.81%	3.03%
Return After Taxes on Distributions and Sale of Fund Shares	4.11%	2.00%	3.25%	3.39%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	4.63%
ICE BofA U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)	8.50%	4.50%	6.44%	N/A†

* The Fund's Class I Shares commenced operations on October 1, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.

† The ICE BofA U.S. High Yield Constrained Index Return for the "Since Inception" period is not provided because returns for the index are not available prior to 1996.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
REAL RETURN FUND - Class I Prospectus | SIMT Real Return Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	As of January 31, 2026, Class I Shares of the Fund had not commenced operations and did not have a performance history.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	For periods prior to December 31, 2025, the performance of the Fund's Class F Shares has been used. Returns for Class I Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class I Shares have higher total annual fund operating expenses than Class F Shares.
Bar Chart [Table]
Best Quarter: 3.35% (03/31/2025)
Worst Quarter: -3.25% (09/30/2022)
As of January 31, 2026, Class I Shares of the Fund had not commenced operations and did not have a performance history. For full calendar years through December 31, 2025, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class I Shares would have been invested in the same portfolio of securities, returns for Class I Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that the classes do not have the same total annual fund operating expenses.

Bar Chart Closing [Text Block]

Best Quarter: 3.35% (03/31/2025)
Worst Quarter: -3.25% (09/30/2022)
As of January 31, 2026, Class I Shares of the Fund had not commenced operations and did not have a performance history. For full calendar years through December 31, 2025, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class I Shares would have been invested in the same portfolio of securities, returns for Class I Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that the classes do not have the same total annual fund operating expenses.

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.35%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(3.25%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Real Return Fund*	1 Year	5 Years	10 Years	Since Inception (7/2/2009)
Return Before Taxes	6.04%	2.88%	2.69%	2.22%
Return After Taxes on Distributions	4.24%	1.06%	1.53%	1.28%
Return After Taxes on Distributions and Sale of Fund Shares	3.56%	1.40%	1.56%	1.32%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	2.81%
Bloomberg 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)	6.55%	3.32%	3.16%	2.67%

* As of January 31, 2026, Class I Shares of the Fund had not commenced operations and did not have a performance history. For periods prior to December 31, 2025, the performance of the Fund's Class F Shares has been used. Returns for Class I Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class I Shares have higher total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
LARGE CAP FUND - Class Y Prospectus | SIMT Large Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 20.29% (06/30/2020) Worst Quarter: -23.93% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 20.29% (06/30/2020) Worst Quarter: -23.93% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.29%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Large Cap Fund*	1 Year	5 Years	10 Years	Since Inception (9/30/2009)
Return Before Taxes	17.85%	12.34%	12.44%	12.32%
Return After Taxes on Distributions	12.80%	8.92%	9.82%	9.81%
Return After Taxes on Distributions and Sale of Fund Shares	14.00%	9.26%	9.66%	9.65%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.29%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	14.59%	14.18%

* The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees,expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
LARGE CAP VALUE FUND - Class Y Prospectus | SIMT LARGE CAP VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 16.76% (12/31/2020) Worst Quarter: -29.95% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 16.76% (12/31/2020) Worst Quarter: -29.95% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	16.76%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(29.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Large Cap Value Fund*	1 Year	5 Years	10 Years	Since Inception (10/3/1994)
Return Before Taxes	19.22%	12.35%	10.20%	9.12%
Return After Taxes on Distributions	15.42%	9.99%	8.40%	7.49%
Return After Taxes on Distributions and Sale of Fund Shares	14.01%	9.52%	7.98%	7.27%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	11.05%
Russell 1000 Value Index Return (reflects no deduction for fees, expenses or taxes)	15.91%	11.33%	10.53%	9.89%

* The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares. The Fund's actual inception date is April 20, 1987. Between April 20, 1987 and October 3, 1994, the Fund was advised by a different investment adviser. Accordingly, performance shown in the chart above is from October 3, 1994.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees,expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
LARGE CAP GROWTH FUND - Class Y Prospectus | SIMT LARGE CAP GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 27.19% (06/30/2020) Worst Quarter: -20.16% (06/30/2022)

Bar Chart Closing [Text Block]
Best Quarter: 27.19% (06/30/2020) Worst Quarter: -20.16% (06/30/2022)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	27.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.16%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Large Cap Growth Fund*	1 Year	5 Years	10 Years	Since Inception (12/20/1994)
Return Before Taxes	18.54%	14.52%	16.23%	10.60%
Return After Taxes on Distributions	12.59%	10.41%	13.13%	9.11%
Return After Taxes on Distributions and Sale of Fund Shares	14.16%	10.73%	12.75%	8.88%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	11.14%
Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)	18.56%	15.32%	18.13%	11.80%

* The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees,expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
TAX-MANAGED LARGE CAP FUND - Class Y Prospectus | SIMT TAX-MANAGED LARGE CAP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 18.53% (06/30/2020) Worst Quarter: -21.68% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 18.53% (06/30/2020) Worst Quarter: -21.68% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Tax-Managed Large Cap Fund*	1 Year	5 Years	10 Years	Since Inception (3/5/1998)
Return Before Taxes	17.23%	12.14%	12.23%	7.49%
Return After Taxes on Distributions	16.72%	10.70%	11.07%	6.87%
Return After Taxes on Distributions and Sale of Fund Shares	10.53%	9.42%	9.89%	6.28%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	8.98%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	14.59%	9.06%

* The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees,expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
SMALL CAP FUND - Class Y Prospectus | SIMT Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 28.39% (12/31/2020) Worst Quarter: -31.17% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 28.39% (12/31/2020) Worst Quarter: -31.17% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	28.39%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(31.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Small Cap Fund*	1 Year	5 Years	10 Years	Since Inception (9/30/2009)
Return Before Taxes	10.33%	8.56%	9.02%	9.75%
Return After Taxes on Distributions	7.76%	5.79%	7.00%	7.61%
Return After Taxes on Distributions and Sale of Fund Shares	7.97%	6.14%	6.78%	7.42%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.29%
Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	9.62%	10.57%

* The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
SMALL CAP VALUE FUND - Class Y Prospectus | SIMT SMALL CAP VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 30.55% (12/31/2020) Worst Quarter: -39.10% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 30.55% (12/31/2020) Worst Quarter: -39.10% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	30.55%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(39.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Small Cap Value Fund*	1 Year	5 Years	10 Years	Since Inception (12/20/1994)
Return Before Taxes	13.57%	10.32%	8.17%	9.30%
Return After Taxes on Distributions	11.16%	7.98%	6.39%	7.59%
Return After Taxes on Distributions and Sale of Fund Shares	9.64%	7.88%	6.26%	7.41%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	11.14%
Russell 2000 Value Index Return (reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	9.27%	9.86%

* The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
SMALL CAP GROWTH FUND - Class Y Prospectus | SIMT SMALL CAP GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 30.08% (06/30/2020) Worst Quarter: -31.47% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 30.08% (06/30/2020) Worst Quarter: -31.47% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	30.08%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(31.47%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Small Cap Growth Fund*	1 Year	5 Years	10 Years	Since Inception (4/20/1992)
Return Before Taxes	4.73%	4.15%	8.48%	8.82%
Return After Taxes on Distributions	2.38%	1.92%	6.83%	7.42%
Return After Taxes on Distributions and Sale of Fund Shares	4.49%	2.78%	6.50%	7.11%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	10.83%
Russell 2000 Growth Index Return (reflects no deduction for fees, expenses or taxes)	13.01%	3.18%	9.57%	8.07%

* The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
TAX-MANAGED SMALL/MID CAP FUND - Class Y Prospectus | SIMT TAX-MANAGED SMALL/MID CAP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance
Bar Chart [Table]
Best Quarter: 24.54% (12/31/2020) Worst Quarter: -30.71% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 24.54% (12/31/2020) Worst Quarter: -30.71% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	24.54%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(30.71%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Tax-Managed Small/Mid Cap Fund*	1 Year	5 Years	10 Years	Since Inception (10/31/2000)
Return Before Taxes	8.92%	7.68%	8.49%	7.18%
Return After Taxes on Distributions	7.76%	5.84%	7.20%	6.36%
Return After Taxes on Distributions and Sale of Fund Shares	6.10%	5.91%	6.74%	5.97%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	8.43%
Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)	11.91%	7.26%	10.40%	8.89%

* The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
MID-CAP FUND - Class Y Prospectus | SIMT MID CAP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 24.39% (06/30/2020) Worst Quarter: -30.42% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 24.39% (06/30/2020) Worst Quarter: -30.42% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	24.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(30.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Mid-Cap Fund*	1 Year	5 Years	10 Years	Since Inception (2/16/1993)
Return Before Taxes	10.23%	10.12%	10.22%	9.93%
Return After Taxes on Distributions	5.27%	7.38%	8.03%	8.07%
Return After Taxes on Distributions and Sale of Fund Shares	9.46%	7.51%	7.76%	7.88%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	10.84%
Russell Midcap Index Return (reflects no deduction for fees, expenses or taxes)	10.60%	8.67%	11.01%	10.91%

* The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT US MANAGED VOLATILITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance

(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 13.43% (12/31/2022) Worst Quarter: -23.09% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 13.43% (12/31/2022) Worst Quarter: -23.09% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	13.43%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the S&P 500 Index (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
U.S. Managed Volatility Fund*	1 Year	5 Years	10 Years	Since Inception (10/28/2004)
Return Before Taxes	10.73%	9.69%	9.27%	8.91%
Return After Taxes on Distributions	6.57%	5.80%	6.46%	6.90%
Return After Taxes on Distributions and Sale of Fund Shares	8.92%	6.96%	6.90%	6.93%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	11.00%
MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)	7.31%	8.01%	9.92%	8.98%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	10.88%

* The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 10.66% (06/30/2020) Worst Quarter: -19.18% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 10.66% (06/30/2020) Worst Quarter: -19.18% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the MSCI All Country World ex-USA Index (Net) (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Global Managed Volatility Fund*	1 Year	5 Years	10 Years	Since Inception (7/27/2006)
Return Before Taxes	13.68%	8.75%	7.75%	6.12%
Return After Taxes on Distributions	11.42%	6.37%	5.72%	4.48%
Return After Taxes on Distributions and Sale of Fund Shares	9.71%	6.47%	5.75%	4.46%
MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)	32.39%	7.91%	8.41%	5.29%
MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)	10.54%	6.29%	7.80%	7.02%
MSCI World Index Return (Net) (reflects no deduction for fees or expenses)	21.09%	12.15%	12.17%	8.46%

* The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Phone [Text]	1-800-DIAL-SEI
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT Tax-Managed Managed Volatility Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 11.91% (06/30/2020) Worst Quarter: -20.26% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 11.91% (06/30/2020) Worst Quarter: -20.26% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the S&P 500 Index (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Tax-Managed Managed Volatility Fund*	1 Year	5 Years	10 Years	Since Inception (12/20/2007)
Return Before Taxes	11.29%	11.24%	10.49%	9.51%
Return After Taxes on Distributions	5.84%	7.80%	8.25%	7.73%
Return After Taxes on Distributions and Sale of Fund Shares	10.56%	8.61%	8.28%	7.59%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	11.06%
MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)	7.31%	8.01%	9.92%	8.87%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	10.83%

* The Fund's Class Y Shares commenced operations on April 30, 2015. For periods prior to April 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT Tax-Managed International Managed Volatility Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 14.39% (12/31/2022) Worst Quarter: -20.29% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 14.39% (12/31/2022) Worst Quarter: -20.29% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	14.39%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the MSCI All Country World ex-USA Index (Net) (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Tax-Managed International Managed Volatility Fund — Class Y	1 Year	5 Years	Since Inception (10/17/2016)
Return Before Taxes	30.07%	8.35%	6.54%
Return After Taxes on Distributions	29.38%	7.50%	5.89%
Return After Taxes on Distributions and Sale of Fund Shares	18.72%	6.49%	5.22%
MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)	32.39%	7.91%	8.75%
MSCI EAFE Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)	25.79%	6.20%	6.39%
MSCI EAFE Index Return (Net) (reflects no deduction for fees or expenses)	31.22%	8.92%	9.03%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Phone [Text]	1-800-DIAL-SEI
REAL ESTATE FUND - Class Y Prospectus | SIMT REAL ESTATE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 16.93% (12/31/2023) Worst Quarter: -22.71% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 16.93% (12/31/2023) Worst Quarter: -22.71% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	16.93%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.71%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Real Estate Fund*	1 Year	5 Years	10 Years	Since Inception (11/13/2003)
Return Before Taxes	2.06%	7.12%	6.18%	8.02%
Return After Taxes on Distributions^	-1.03%	4.99%	3.58%	6.14%
Return After Taxes on Distributions and Sale of Fund Shares^	2.69%	4.96%	4.04%	6.04%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	10.89%
Wilshire U.S. Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)	3.47%	7.04%	5.74%	8.10%

* The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

^ After tax figures are based on estimated amounts for the periods ended December 31, 2025.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
CORE FIXED INCOME FUND - Class Y Prospectus | SIMT CORE FIXED INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 7.35% (12/31/2023) Worst Quarter: -6.74% (03/31/2022)

Bar Chart Closing [Text Block]	Best Quarter: 7.35% (12/31/2023) Worst Quarter: -6.74% (03/31/2022)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.35%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.74%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Core Fixed Income Fund*	1 Year	5 Years	10 Years	Since Inception (5/1/1987)
Return Before Taxes	7.30%	-0.69%	2.24%	5.28%
Return After Taxes on Distributions	5.65%	-1.99%	0.73%	3.31%
Return After Taxes on Distributions and Sale of Fund Shares	4.30%	-1.08%	1.07%	3.35%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	5.38%^

* The Fund's Class Y Shares commenced operations on June 30, 2015. For periods prior to June 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

^ The benchmark's "Since Inception" return period begins 4/30/1987 due to the index provider calculating only month-end data points at that time.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
HIGH YIELD BOND FUND - Class Y Prospectus | SIMT HIGH YIELD BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance

(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 8.99% (06/30/2020) Worst Quarter: -15.55% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 8.99% (06/30/2020) Worst Quarter: -15.55% (03/31/2020

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
High Yield Bond Fund*	1 Year	5 Years	10 Years	Since Inception (1/11/1995)
Return Before Taxes	7.81%	5.35%	6.76%	6.81%
Return After Taxes on Distributions	4.00%	1.37%	3.13%	3.34%
Return After Taxes on Distributions and Sale of Fund Shares	4.55%	2.29%	3.56%	3.65%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	4.63%
ICE BofA U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)	8.50%	4.50%	6.44%	N/A†

* The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

† The ICE BofA U.S. High Yield Constrained Index Return for the "Since Inception" period is not provided because returns for the index are not available prior to 1996.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
CONSERVATIVE INCOME FUND - Class Y Prospectus | SIMT Conservative Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 1.42% (09/30/2024) Worst Quarter: 0.00% (06/30/2021)

Bar Chart Closing [Text Block]
Best Quarter: 1.42% (09/30/2024) Worst Quarter: 0.00% (06/30/2021)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.42%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Jun. 30, 2021
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Conservative Income Fund — Class Y	1 Year	5 Years	Since Inception (4/22/2016)
Return Before Taxes	4.33%	3.30%	2.35%
Return After Taxes on Distributions	2.54%	1.95%	1.38%
Return After Taxes on Distributions and Sale of Fund Shares	2.54%	1.94%	1.38%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	4.18%	3.17%	2.24%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

Although the Fund's performance is benchmarked against the return of the ICE BofA U.S. 3-Month Treasury Bill Index, an investment in the Fund may differ from an investment in U.S. Treasury bills. Among other things, Treasury bills are backed by the full faith and credit of the U.S. Government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund. Further, an investment in the Fund may potentially be more volatile than an investment in Treasury bills because of the breadth and types of securities and other instruments in which the Fund may invest.

Performance Availability Phone [Text]	1-800-DIAL-SEI
TAX-FREE CONSERVATIVE INCOME FUND - Class Y Prospectus | SIMT Tax-Free Conservative Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 0.97% (12/31/2023) Worst Quarter: 0.00% (06/30/2021)

Bar Chart Closing [Text Block]
Best Quarter: 0.97% (12/31/2023) Worst Quarter: 0.00% (06/30/2021)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	0.97%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Jun. 30, 2021
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Tax-Free Conservative Income Fund — Class Y	1 Year	5 Years	Since Inception (4/22/2016)
Return Before Taxes	2.71%	2.07%	1.48%
Return After Taxes on Distributions	2.70%	2.06%	1.48%
Return After Taxes on Distributions and Sale of Fund Shares	2.70%	2.05%	1.47%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	4.18%	3.17%	2.24%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

Although the Fund's performance is benchmarked against the return of the ICE BofA U.S. 3-Month Treasury Bill Index, an investment in the Fund may differ from an investment in U.S. Treasury bills. Among other things, Treasury bills are backed by the full faith and credit of the U.S. Government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund. Further, an investment in the Fund may potentially be more volatile than an investment in Treasury bills because of the breadth and types of securities and other instruments in which the Fund may invest.

Performance Availability Phone [Text]	1-800-DIAL-SEI
REAL RETURN FUND - Class Y Prospectus | SIMT Real Return Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 3.44% (03/31/2025) Worst Quarter: -3.21% (09/30/2022)

Bar Chart Closing [Text Block]
Best Quarter: 3.44% (03/31/2025) Worst Quarter: -3.21% (09/30/2022)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.44%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(3.21%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Real Return Fund*	1 Year	5 Years	10 Years	Since Inception (7/2/2009)
Return Before Taxes	6.12%	2.97%	2.79%	2.29%
Return After Taxes on Distributions	4.28%	1.11%	1.59%	1.33%
Return After Taxes on Distributions and Sale of Fund Shares	3.61%	1.46%	1.62%	1.37%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	2.81%
Bloomberg 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)	6.55%	3.32%	3.16%	2.67%

* The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
DYNAMIC ASSET ALLOCATION FUND - Class Y Prospectus | SIMT Dynamic Asset Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 21.04% (06/30/2020) Worst Quarter: -19.09% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 21.04% (06/30/2020) Worst Quarter: -19.09% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Dynamic Asset Allocation Fund — Class Y	1 Year	5 Years	10 Years	Since Inception (7/30/2015)
Return Before Taxes	19.12%	14.61%	13.98%	13.06%
Return After Taxes on Distributions	13.68%	11.06%	11.69%	10.87%
Return After Taxes on Distributions and Sale of Fund Shares	14.31%	10.87%	11.02%	10.26%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	13.93%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | SIMT Multi-Strategy Alternative Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 7.29% (12/31/2020) Worst Quarter: -6.34% (06/30/2022)

Bar Chart Closing [Text Block]
Best Quarter: 7.29% (12/31/2020) Worst Quarter: -6.34% (06/30/2022)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.29%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.34%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Multi-Strategy Alternative Fund*	1 Year	5 Years	10 Years	Since Inception (3/31/2010)
Return Before Taxes	10.81%	4.29%	4.46%	2.97%
Return After Taxes on Distributions	8.58%	2.20%	2.98%	1.82%
Return After Taxes on Distributions and Sale of Fund Shares	6.47%	2.37%	2.85%	1.82%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	2.60%
ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	4.18%	3.17%	2.18%	1.41%

* The Fund's Class Y Shares commenced operations on April 30, 2015. For periods prior to April 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

Although the Fund's performance is benchmarked against the return of the ICE BofA U.S. 3-Month Treasury Bill Index, an investment in the Fund is substantially different from an investment in U.S. Treasury bills. Among other things, Treasury bills are backed by the full faith and credit of the U.S. Government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund. Further, an investment in the Fund is expected to be substantially more volatile than an investment in Treasury bills because of the breadth and types of securities and other instruments in which the Fund may invest.

Performance Availability Phone [Text]	1-800-DIAL-SEI
MULTI-ASSET ACCUMULATION FUND - Class F Prospectus | SIMT MULTI-ASSET ACCUMULATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class F Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class F Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of the MSCI All Country World ex-USA Index (Net) (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the MSCI World Index (net) (Hedged) (USD) and the Fund's 60/40 blended benchmark, that is composed of the MSCI World Index (net) (Hedged) (USD) (60%) and the Bloomberg Global Aggregate Index, Hedged (USD) (40%).
Bar Chart [Table]
Best Quarter: 10.18% (03/31/2019) Worst Quarter: -12.58% (06/30/2022)

Bar Chart Closing [Text Block]	Best Quarter: 10.18% (03/31/2019) Worst Quarter: -12.58% (06/30/2022)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.18%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(12.58%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the MSCI All Country World ex-USA Index (Net) (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the MSCI World Index (net) (Hedged) (USD) and the Fund's 60/40 blended benchmark, that is composed of the MSCI World Index (net) (Hedged) (USD) (60%) and the Bloomberg Global Aggregate Index, Hedged (USD) (40%).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Multi-Asset Accumulation Fund — Class F	1 Year	5 Years	10 Years	Since Inception (4/9/2012)
Return Before Taxes	12.10%	1.28%	4.76%	4.14%
Return After Taxes on Distributions	10.79%	-1.03%	2.46%	2.01%
Return After Taxes on Distributions and Sale of Fund Shares	7.17%	0.03%	2.85%	2.43%
MSCI All Country World ex-USA Index (Net) (reflects no deductions for fees, expenses or taxes, (except foreign withholding taxes))	32.39%	7.91%	8.41%	6.99%
MSCI World Index (net) (Hedged) (USD) (reflects no deductions for fees, expenses or taxes (except foreign withholding taxes))	19.03%	13.67%	12.99%	12.74%
The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	13.28%	8.30%	8.84%	8.79%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
MULTI-ASSET INCOME FUND - Class F Prospectus | SIMT MULTI-ASSET INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class F Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class F Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy. The additional index is the Fund's blended benchmark index that is composed of the Bloomberg U.S. Aggregate Bond Index (45%), the ICE BofA U.S. High Yield Constrained Index (40%) and the MSCI All Country World Index (Net) (15%).
Bar Chart [Table]
Best Quarter: 11.20% (06/30/2020) Worst Quarter: -14.23% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 11.20% (06/30/2020) Worst Quarter: -14.23% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(14.23%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy. The additional index is the Fund's blended benchmark index that is composed of the Bloomberg U.S. Aggregate Bond Index (45%), the ICE BofA U.S. High Yield Constrained Index (40%) and the MSCI All Country World Index (Net) (15%).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Multi-Asset Income Fund — Class F	1 Year	5 Years	10 Years	Since Inception (4/9/2012)
Return Before Taxes	10.07%	3.47%	5.04%	5.27%
Return After Taxes on Distributions	7.80%	1.25%	3.08%	3.21%
Return After Taxes on Distributions and Sale of Fund Shares	6.05%	1.68%	3.04%	3.18%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	2.01%
The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	9.99%	3.61%	5.67%	5.36%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
MULTI-ASSET INFLATION MANAGED FUND - Class F Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class F Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class F Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), and an additional index with characteristics relevant to the Fund's investment strategy. The Fund's additional index is the Fund's 70/20/10 blended benchmark that is composed of the Bloomberg 1-5 Year U.S. TIPS Index (70%), the Bloomberg Commodity Index (20%) and the S&P 500 Index (10%). In prior years, the Fund also compared its performance to the Bloomberg 1-5 Year U.S. TIPS Index.
Bar Chart [Table]
Best Quarter: 8.31% (03/31/2022) Worst Quarter: -10.32% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 8.31% (03/31/2022) Worst Quarter: -10.32% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.31%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(10.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), and an additional index with characteristics relevant to the Fund's investment strategy. The Fund's additional index is the Fund's 70/20/10 blended benchmark that is composed of the Bloomberg 1-5 Year U.S. TIPS Index (70%), the Bloomberg Commodity Index (20%) and the S&P 500 Index (10%). In prior years, the Fund also compared its performance to the Bloomberg 1-5 Year U.S. TIPS Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Multi-Asset Inflation Managed Fund — Class F	1 Year	5 Years	10 Years	Since Inception (4/9/2012)
Return Before Taxes	7.82%	5.81%	3.04%	1.15%
Return After Taxes on Distributions	6.01%	3.38%	1.58%	0.09%
Return After Taxes on Distributions and Sale of Fund Shares	4.74%	3.47%	1.74%	0.44%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	2.01%
The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	9.57%	6.04%	4.99%	2.93%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
MULTI-ASSET CAPITAL STABILITY FUND - Class F Prospectus | SIMT MULTI-ASSET CAPITAL STABILITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class F Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class F Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), and an additional index with characteristics relevant to the Fund's investment strategy. The Fund's additional index is the Fund's 95/5 blended benchmark that is composed of the Bloomberg 1-3 Year U.S. Government/Credit Index (95%) and the S&P 500 Index (5%). In prior years, the Fund also compared its performance to the Bloomberg 1-3 Year U.S. Government/Credit Index.
Bar Chart [Table]
Best Quarter: 3.85% (12/31/2023) Worst Quarter: -2.08% (06/30/2022)

Bar Chart Closing [Text Block]	Best Quarter: 3.85% (12/31/2023) Worst Quarter: -2.08% (06/30/2022)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.85%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.08%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), and an additional index with characteristics relevant to the Fund's investment strategy. The Fund's additional index is the Fund's 95/5 blended benchmark that is composed of the Bloomberg 1-3 Year U.S. Government/Credit Index (95%) and the S&P 500 Index (5%). In prior years, the Fund also compared its performance to the Bloomberg 1-3 Year U.S. Government/Credit Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Multi-Asset Capital Stability Fund — Class F	1 Year	5 Years	10 Years	Since Inception (4/9/2012)
Return Before Taxes	6.49%	3.19%	3.02%	2.45%
Return After Taxes on Distributions	5.77%	1.82%	1.96%	1.58%
Return After Taxes on Distributions and Sale of Fund Shares	3.92%	1.91%	1.91%	1.56%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	2.01%
The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	5.97%	2.61%	2.75%	2.38%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
MULTI-ASSET ACCUMULATION FUND - Class Y Prospectus | SIMT MULTI-ASSET ACCUMULATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of the MSCI All Country World ex-USA Index (Net) (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the MSCI World Index (net) (Hedged) (USD) and the Fund's 60/40 blended benchmark, that is composed of the MSCI World Index (net) (Hedged) (USD) (60%) and the Bloomberg Global Aggregate Index, Hedged (USD) (40%).
Bar Chart [Table]
Best Quarter: 10.23% (03/31/2019) Worst Quarter: -12.47% (06/30/2022)

Bar Chart Closing [Text Block]	Best Quarter: 10.23% (03/31/2019) Worst Quarter: -12.47% (06/30/2022)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.23%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(12.47%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the MSCI All Country World ex-USA Index (Net) (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the MSCI World Index (net) (Hedged) (USD) and the Fund's 60/40 blended benchmark, that is composed of the MSCI World Index (net) (Hedged) (USD) (60%) and the Bloomberg Global Aggregate Index, Hedged (USD) (40%).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Multi-Asset Accumulation Fund*	1 Year	5 Years	10 Years	Since Inception (4/9/2012)
Return Before Taxes	12.42%	1.51%	4.98%	4.33%
Return After Taxes on Distributions	11.01%	-0.89%	2.61%	2.14%
Return After Taxes on Distributions and Sale of Fund Shares	7.36%	0.16%	2.99%	2.55%
MSCI All Country World ex-USA Index (Net) (reflects no deductions for fees, expenses or taxes, (except foreign withholding taxes))	32.39%	7.91%	8.41%	6.99%
MSCI World Index (net) (Hedged) (USD) (reflects no deductions for fees, expenses or taxes, (except foreign withholding taxes))	19.03%	13.67%	12.99%	12.74%
The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	13.28%	8.30%	8.84%	8.79%

* The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
MULTI-ASSET INCOME FUND - Class Y Prospectus | SIMT MULTI-ASSET INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy. The additional index is the Fund's blended benchmark index that is composed of the Bloomberg U.S. Aggregate Bond Index (45%), the ICE BofA U.S. High Yield Constrained Index (40%) and the MSCI All Country World Index (Net) (15%).
Bar Chart [Table]
Best Quarter: 11.22% (06/30/2020) Worst Quarter: -14.21% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 11.22% (06/30/2020) Worst Quarter: -14.21% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(14.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy. The additional index is the Fund's blended benchmark index that is composed of the Bloomberg U.S. Aggregate Bond Index (45%), the ICE BofA U.S. High Yield Constrained Index (40%) and the MSCI All Country World Index (Net) (15%).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Multi-Asset Income Fund*	1 Year	5 Years	10 Years	Since Inception (4/9/2012)
Return Before Taxes	10.18%	3.57%	5.14%	5.36%
Return After Taxes on Distributions	7.87%	1.31%	3.14%	3.26%
Return After Taxes on Distributions and Sale of Fund Shares	6.11%	1.74%	3.10%	3.23%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	2.01%
The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	9.99%	3.61%	5.67%	5.36%

* The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
MULTI-ASSET INFLATION MANAGED FUND - Class Y Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), and an additional index with characteristics relevant to the Fund's investment strategy. The Fund's additional index is the Fund's 70/20/10 blended benchmark that is composed of the Bloomberg 1-5 Year U.S. TIPS Index (70%), the Bloomberg Commodity Index (20%) and the S&P 500 Index (10%). In prior years, the Fund also compared its performance to the Bloomberg 1-5 Year U.S. TIPS Index.
Bar Chart [Table]
Best Quarter: 8.44% (03/31/2022) Worst Quarter: -10.22% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 8.44% (03/31/2022) Worst Quarter: -10.22% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.44%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(10.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), and an additional index with characteristics relevant to the Fund's investment strategy. The Fund's additional index is the Fund's 70/20/10 blended benchmark that is composed of the Bloomberg 1-5 Year U.S. TIPS Index (70%), the Bloomberg Commodity Index (20%) and the S&P 500 Index (10%). In prior years, the Fund also compared its performance to the Bloomberg 1-5 Year U.S. TIPS Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Multi-Asset Inflation Managed Fund*	1 Year	5 Years	10 Years	Since Inception (4/9/2012)
Return Before Taxes	8.11%	6.09%	3.29%	1.36%
Return After Taxes on Distributions	6.19%	3.55%	1.74%	0.21%
Return After Taxes on Distributions and Sale of Fund Shares	4.92%	3.64%	1.90%	0.56%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	2.01%
The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	9.57%	6.04%	4.99%	2.93%

* The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
MULTI-ASSET CAPITAL STABILITY FUND - Class Y Prospectus | SIMT MULTI-ASSET CAPITAL STABILITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), and an additional index with characteristics relevant to the Fund's investment strategy. The Fund's additional index is the Fund's 95/5 blended benchmark that is composed of the Bloomberg 1-3 Year U.S. Government/Credit Index (95%) and the S&P 500 Index (5%). In prior years, the Fund also compared its performance to the Bloomberg 1-3 Year U.S. Government/Credit Index.
Bar Chart [Table]
Best Quarter: 3.85% (12/31/2023) Worst Quarter: -1.98% (06/30/2022)

Bar Chart Closing [Text Block]	Best Quarter: 3.85% (12/31/2023) Worst Quarter: -1.98% (06/30/2022)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.85%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(1.98%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), and an additional index with characteristics relevant to the Fund's investment strategy. The Fund's additional index is the Fund's 95/5 blended benchmark that is composed of the Bloomberg 1-3 Year U.S. Government/Credit Index (95%) and the S&P 500 Index (5%). In prior years, the Fund also compared its performance to the Bloomberg 1-3 Year U.S. Government/Credit Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Multi-Asset Capital Stability Fund*	1 Year	5 Years	10 Years	Since Inception (4/9/2012)
Return Before Taxes	6.49%	3.28%	3.10%	2.52%
Return After Taxes on Distributions	5.72%	1.86%	2.00%	1.63%
Return After Taxes on Distributions and Sale of Fund Shares	3.92%	1.96%	1.96%	1.60%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	2.01%
The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	5.97%	2.61%	2.75%	2.38%

* The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI